NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VA Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
5,364 shares (cost $159,744)	$206,829
NVIT Nationwide Fund - Class IV (TRF4)
27,662 shares (cost $269,097)	402,761
NVIT Government Bond Fund - Class IV (GBF4)
23,945 shares (cost $280,533)	259,799
American Century NVIT Growth Fund - Class IV (CAF4)
6,554 shares (cost $78,919)	132,976
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,915 shares (cost $41,160)	49,092
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
10,666 shares (cost $97,952)	100,794
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
26,847 shares (cost $247,202)	288,610
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
6,278 shares (cost $62,048)	82,685
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
10,051 shares (cost $157,665)	206,848
NVIT S&P 500 Index Fund - Class IV (GVEX4)
89,149 shares (cost $786,675)	1,248,091
NVIT Large Cap Growth Fund - Class I (NVOLG1)
67,940 shares (cost $1,132,872)	1,358,111
NVIT Large Cap Growth Fund - Class II (NVOLG2)
292 shares (cost $4,908)	5,815
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
10,064 shares (cost $102,781)	154,178
NVIT Money Market Fund - Class IV (SAM4)
647,279 shares (cost $647,279)	647,279
Growth and Income Portfolio - Initial Shares (DGI)
7,059 shares (cost $141,494)	211,616
Variable Series I - DWS Bond VIP - Class A (SVSB1)
24,422 shares (cost $136,704)	134,075
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
41,228 shares (cost $307,448)	547,915
Variable Series I - DWS International VIP - Class A (SVSI1)
20,078 shares (cost $167,546)	143,557
Managed Volatility Fund II (FVU2)
5,696 shares (cost $48,086)	52,914
Fund for US Government Securities II (FVUS2)
10,270 shares (cost $114,793)	111,742
Equity-Income Portfolio - Initial Class (FEIP)
34,426 shares (cost $665,996)	704,354
High Income Portfolio - Initial Class (FHIP)
36,904 shares (cost $201,887)	182,677
VIP Asset Manager Portfolio - Initial Class (FAMP)
32,506 shares (cost $464,193)	512,287
VIP Growth Portfolio - Initial Class (FGP)
16,390 shares (cost $544,512)	1,077,628
VIP Growth Portfolio - Service Class 2 (FG2)
523 shares (cost $14,701)	33,968
VIP Overseas Portfolio - Service Class 2 (FO2)
966 shares (cost $14,222)	18,261

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Total Return Portfolio - Administrative Class (PMVTRA)
959 shares (cost $10,741)	10,141
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
4,257 shares (cost $45,795)	32,481
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
10,997 shares (cost $119,859)	115,469
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
4,076 shares (cost $140,524)	68,805
Advantage VT Discovery Fund (SVDF)
7,498 shares (cost $155,051)	194,881
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,991 shares (cost $54,803)	99,986

Total Investments	$9,396,625
Accounts Receivable - American Century NVIT Growth Fund - Class IV (CAF4)	195
Accounts Receivable - Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	466
Accounts Receivable - Invesco NVIT Comstock Value Fund - Class IV (EIF4)	208
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	134
Accounts Receivable - VIP Overseas Portfolio - Service Class 2 (FO2)	183
Accounts Receivable - Managed Volatility Fund II (FVU2)	82
Accounts Receivable - NVIT Government Bond Fund - Class IV (GBF4)	176
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	509
Accounts Receivable - NVIT S&P 500 Index Fund - Class IV (GVEX4)	978
Accounts Receivable - NVIT Large Cap Growth Fund - Class II (NVOLG2)	45
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	49
Accounts Receivable - Advantage VT Discovery Fund (SVDF)	85
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	300
Accounts Receivable - Variable Series I - DWS Bond VIP - Class A (SVSB1)	279
Accounts Receivable - Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	191
Accounts Receivable - NVIT Nationwide Fund - Class IV (TRF4)	147
Accounts Receivable - VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	125
Accounts Receivable - VIP Trust Emerging Markets Fund - Initial Class (VWEM)	539
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	404
Accounts Payable - Growth and Income Portfolio - Initial Shares (DGI)	(408)
Accounts Payable - Equity-Income Portfolio - Initial Class (FEIP)	(1,016)
Accounts Payable - VIP Growth Portfolio - Service Class 2 (FG2)	(63)
Accounts Payable - VIP Growth Portfolio - Initial Class (FGP)	(895)
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(224)
Accounts Payable - Fund for US Government Securities II (FVUS2)	(138)
Accounts Payable - NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(300)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(524)
Accounts Payable - NVIT Money Market Fund - Class IV (SAM4)	(162)
Accounts Payable - NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	(538)
Accounts Payable - Variable Series I - DWS International VIP - Class A (SVSI1)	(87)
Other Accounts Payable	(1,526)

$9,395,839

Contract Owners’ Equity:
Accumulation units	9,395,839

Total Contract Owners’ Equity (note 5)	$9,395,839

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	DSRG	TRF4	GBF4	CAF4	GVIDM	GVDIV4	NVMMG1
Reinvested dividends	$126,766	2,223	5,071	4,672	488	823	1,274	-
Mortality and expense risk charges (note 2d)	(137,865)	(3,023)	(5,830)	(3,705)	(1,892)	(828)	(1,540)	(4,401)

Net investment income (loss)	(11,099)	(800)	(759)	967	(1,404)	(5)	(266)	(4,401)

Realized gain (loss) on investments	174,375	3,413	1,397	(499)	2,226	4,220	(1,759)	8,997
Change in unrealized gain (loss) on investments	(814,811)	(40,551)	(2,919)	(4,403)	(13,181)	(7,798)	(4,825)	(54,554)

Net gain (loss) on investments	(640,436)	(37,138)	(1,522)	(4,902)	(10,955)	(3,578)	(6,584)	(45,557)

Reinvested capital gains	572,907	27,886	-	-	16,484	2,573	-	45,393

Net increase (decrease) in contract owners’ equity resulting from operations	$(78,628)	(10,052)	(2,281)	(3,935)	4,125	(1,010)	(6,850)	(4,565)

Investment Activity:	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	DGI
Reinvested dividends	$607	850	23,197	8,743	22	2,551	-	1,950
Mortality and expense risk charges (note 2d)	(1,262)	(3,259)	(17,794)	(19,932)	(80)	(2,276)	(9,110)	(3,207)

Net investment income (loss)	(655)	(2,409)	5,403	(11,189)	(58)	275	(9,110)	(1,257)

Realized gain (loss) on investments	9,609	8,602	25,113	41,593	26	1,722	-	7,500
Change in unrealized gain (loss) on investments	(24,514)	(36,482)	(51,663)	(197,555)	(663)	(14,829)	-	(27,007)

Net gain (loss) on investments	(14,905)	(27,880)	(26,550)	(155,962)	(637)	(13,107)	-	(19,507)

Reinvested capital gains	8,972	23,984	18,313	217,404	885	-	-	20,848

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,588)	(6,305)	(2,834)	50,253	190	(12,832)	(9,110)	84

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP	FAMP
Reinvested dividends	$5,794	4,656	6,578	2,475	3,087	23,619	12,829	8,398
Mortality and expense risk charges (note 2d)	(2,377)	(7,787)	(2,218)	(811)	(1,606)	(10,377)	(2,789)	(7,475)

Net investment income (loss)	3,417	(3,131)	4,360	1,664	1,481	13,242	10,040	923

Realized gain (loss) on investments	(73)	13,244	(5,142)	2,818	18	(3,060)	4,281	1,148
Change in unrealized gain (loss) on investments	(5,941)	9,344	(9,084)	(9,948)	(2,437)	(118,464)	(23,803)	(44,293)

Net gain (loss) on investments	(6,014)	22,588	(14,226)	(7,130)	(2,419)	(121,524)	(19,522)	(43,145)

Reinvested capital gains	-	1,261	-	265	-	68,877	-	36,149

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,597)	20,718	(9,866)	(5,201)	(938)	(39,405)	(9,482)	(6,073)

Investment Activity:	FGP	FG2	FO2	PMVTRA	VWBF	VWEM	VWHA	SVDF
Reinvested dividends	$2,812	11	216	513	2,284	859	29	-
Mortality and expense risk charges (note 2d)	(15,103)	(468)	(260)	(143)	(496)	(2,126)	(1,315)	(2,908)

Net investment income (loss)	(12,291)	(457)	(44)	370	1,788	(1,267)	(1,286)	(2,908)

Realized gain (loss) on investments	28,862	365	48	4	(382)	16,368	(850)	1,775
Change in unrealized gain (loss) on investments	9,593	823	316	(580)	(6,838)	(46,756)	(33,784)	(34,958)

Net gain (loss) on investments	38,455	1,188	364	(576)	(7,220)	(30,388)	(34,634)	(33,183)

Reinvested capital gains	32,683	1,019	19	109	-	8,475	-	30,513

Net increase (decrease) in contract owners’ equity resulting from operations	$58,847	1,750	339	(97)	(5,432)	(23,180)	(35,920)	(5,578)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVOF
Reinvested dividends	$135
Mortality and expense risk charges (note 2d)	(1,467)

Net investment income (loss)	(1,332)

Realized gain (loss) on investments	2,791
Change in unrealized gain (loss) on investments	(17,057)

Net gain (loss) on investments	(14,266)

Reinvested capital gains	10,795

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,803)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		DSRG		TRF4		GBF4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(11,099)	(19,281)	(800)	(770)	(759)	(1,158)	967	1,595
Realized gain (loss) on investments	174,375	513,094	3,413	10,921	1,397	8,798	(499)	(427)
Change in unrealized gain (loss) on investments	(814,811)	(280,096)	(40,551)	(1,339)	(2,919)	35,295	(4,403)	6,957
Reinvested capital gains	572,907	356,518	27,886	14,549	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78,628)	570,235	(10,052)	23,361	(2,281)	42,935	(3,935)	8,125

Equity transactions:
Purchase payments received from contract owners (note 2a)	19,366	4,793	90	(138)	(108)	(145)	(82)	(323)
Transfers between subaccounts (including fixed account), net (note 3)	-	-	871	(364)	78	801	(290)	(323)
Redemptions (note 2)	(570,245)	(1,968,194)	(6,187)	(22,658)	(12,620)	(89,998)	(2,582)	(769)
Net policy repayments (loans) (note 2b)	(997)	(1,795)	-	(116)	-	-	(20)	(22)
Administrative charges (note 2c)	(7,083)	(776)	(259)	(22)	(315)	(22)	(232)	(3)
Adjustments to maintain reserves	(3,265)	963	(1,034)	957	165	217	218	(533)

Net equity transactions	(562,224)	(1,965,009)	(6,519)	(22,341)	(12,800)	(89,147)	(2,988)	(1,973)

Net change in contract owners’ equity	(640,852)	(1,394,774)	(16,571)	1,020	(15,081)	(46,212)	(6,923)	6,152
Contract owners’ equity beginning of period	10,036,691	11,431,465	222,934	221,914	417,695	463,907	266,546	260,394

Contract owners’ equity end of period	$9,395,839	10,036,691	206,363	222,934	402,614	417,695	259,623	266,546

CHANGES IN UNITS:
Beginning units	8,134	9,730	132	147	285	342	269	271
Units purchased	46	37	-	1	-	-	-	-
Units redeemed	(791)	(1,633)	(4)	(16)	(44)	(57)	(3)	(2)

Ending units	7,389	8,134	128	132	241	285	266	269

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF4		GVIDM		GVDIV4		NVMMG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,404)	(1,396)	(5)	134	(266)	3,871	(4,401)	(5,166)
Realized gain (loss) on investments	2,226	5,079	4,220	8,008	(1,759)	1,320	8,997	41,684
Change in unrealized gain (loss) on investments	(13,181)	8,662	(7,798)	(5,393)	(4,825)	(18,755)	(54,554)	(82,706)
Reinvested capital gains	16,484	-	2,573	-	-	-	45,393	47,280

Net increase (decrease) in contract owners’ equity resulting from operations	4,125	12,345	(1,010)	2,749	(6,850)	(13,564)	(4,565)	1,092

Equity transactions:
Purchase payments received from contract owners (note 2a)	(18)	(115)	(33)	153	(30)	(175)	(72)	(335)
Transfers between subaccounts (including fixed account), net (note 3)	(1,958)	(2,336)	-	-	11,463	4,285	338	259
Redemptions (note 2)	(2,100)	(10,180)	(14,345)	(25,958)	(19,319)	(26,502)	(15,662)	(93,394)
Net policy repayments (loans) (note 2b)	-	-	-	-	-	-	-	-
Administrative charges (note 2c)	(101)	-	(101)	(7)	(114)	(1)	(241)	(29)
Adjustments to maintain reserves	28	(580)	(13)	380	(646)	587	649	(115)

Net equity transactions	(4,149)	(13,211)	(14,492)	(25,432)	(8,646)	(21,806)	(14,988)	(93,614)

Net change in contract owners’ equity	(24)	(866)	(15,502)	(22,683)	(15,496)	(35,370)	(19,553)	(92,522)
Contract owners’ equity beginning of period	132,805	133,671	64,894	87,577	115,781	151,151	308,687	401,209

Contract owners’ equity end of period	$132,781	132,805	49,392	64,894	100,285	115,781	289,134	308,687

CHANGES IN UNITS:
Beginning units	162	179	214	246	134	152	355	444
Units purchased	-	-	-	-	11	4	-	-
Units redeemed	(5)	(17)	(154)	(32)	(50)	(22)	(101)	(89)

Ending units	157	162	60	214	95	134	254	355

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF4		SCF4		GVEX4		NVOLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(655)	(1,303)	(2,409)	(3,096)	5,403	3,023	(11,189)	(9,805)
Realized gain (loss) on investments	9,609	32,512	8,602	13,207	25,113	115,986	41,593	68,937
Change in unrealized gain (loss) on investments	(24,514)	(39,956)	(36,482)	(49,230)	(51,663)	35,590	(197,555)	(106,556)
Reinvested capital gains	8,972	13,056	23,984	36,835	18,313	-	217,404	150,112

Net increase (decrease) in contract owners’ equity resulting from operations	(6,588)	4,309	(6,305)	(2,284)	(2,834)	154,599	50,253	102,688

Equity transactions:
Purchase payments received from contract owners (note 2a)	(23)	(158)	(53)	(240)	849	576	123	(432)
Transfers between subaccounts (including fixed account), net (note 3)	(3,692)	(585)	886	741	1,075	(1,341)	(1,583)	4,528
Redemptions (note 2)	(11,762)	(58,096)	(24,834)	(28,555)	(45,744)	(285,969)	(123,517)	(174,808)
Net policy repayments (loans) (note 2b)	-	-	(24)	(24)	(603)	(1,023)	-	(144)
Administrative charges (note 2c)	(90)	(20)	(169)	(4)	(1,006)	(144)	(891)	(82)
Adjustments to maintain reserves	94	457	401	(542)	(2,000)	214	(246)	(99)

Net equity transactions	(15,473)	(58,402)	(23,793)	(28,624)	(47,429)	(287,687)	(126,114)	(171,037)

Net change in contract owners’ equity	(22,061)	(54,093)	(30,098)	(30,908)	(50,263)	(133,088)	(75,861)	(68,349)
Contract owners’ equity beginning of period	105,284	159,377	236,986	267,894	1,297,376	1,430,464	1,433,886	1,502,235

Contract owners’ equity end of period	$83,223	105,284	206,888	236,986	1,247,113	1,297,376	1,358,025	1,433,886

CHANGES IN UNITS:
Beginning units	82	131	210	236	548	675	1,266	1,423
Units purchased	-	1	-	1	-	1	-	-
Units redeemed	(12)	(50)	(21)	(27)	(20)	(128)	(109)	(157)

Ending units	70	82	189	210	528	548	1,157	1,266

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVOLG2		EIF4		SAM4		DGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(58)	(614)	275	460	(9,110)	(9,927)	(1,257)	(1,664)
Realized gain (loss) on investments	26	25,706	1,722	5,065	-	-	7,500	22,543
Change in unrealized gain (loss) on investments	(663)	(22,926)	(14,829)	6,836	-	-	(27,007)	(1,915)
Reinvested capital gains	885	574	-	-	-	-	20,848	-

Net increase (decrease) in contract owners’ equity resulting from operations	190	2,740	(12,832)	12,361	(9,110)	(9,927)	84	18,964

Equity transactions:
Purchase payments received from contract owners (note 2a)	(4)	(112)	(33)	(186)	10,308	(499)	830	655
Transfers between subaccounts (including fixed account), net (note 3)	-	-	1,212	(1,444)	(565)	(8,268)	-	-
Redemptions (note 2)	-	(66,284)	(6,949)	(24,942)	(22,407)	(180,384)	(18,751)	(88,623)
Net policy repayments (loans) (note 2b)	-	-	-	-	(64)	(67)	-	(138)
Administrative charges (note 2c)	-	-	(148)	(15)	(572)	(81)	(161)	(16)
Adjustments to maintain reserves	2	411	30	(637)	98	108	(264)	(73)

Net equity transactions	(2)	(65,985)	(5,888)	(27,224)	(13,202)	(189,191)	(18,346)	(88,195)

Net change in contract owners’ equity	188	(63,245)	(18,720)	(14,863)	(22,312)	(199,118)	(18,262)	(69,231)
Contract owners’ equity beginning of period	5,582	68,827	172,690	187,553	669,753	868,871	230,286	299,517

Contract owners’ equity end of period	$5,770	5,582	153,970	172,690	647,441	669,753	212,024	230,286

CHANGES IN UNITS:
Beginning units	5	66	171	200	1,021	1,306	136	192
Units purchased	-	-	2	-	17	12	1	1
Units redeemed	-	(61)	(8)	(29)	(37)	(297)	(12)	(57)

Ending units	5	5	165	171	1,001	1,021	125	136

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVSB1		SVSGI1		SVSI1		FVU2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,417	4,366	(3,131)	(1,652)	4,360	736	1,664	1,250
Realized gain (loss) on investments	(73)	1,222	13,244	21,084	(5,142)	(18,132)	2,818	692
Change in unrealized gain (loss) on investments	(5,941)	4,893	9,344	32,341	(9,084)	(9,604)	(9,948)	(4,929)
Reinvested capital gains	-	-	1,261	-	-	-	265	4,642

Net increase (decrease) in contract owners’ equity resulting from operations	(2,597)	10,481	20,718	51,773	(9,866)	(27,000)	(5,201)	1,655

Equity transactions:
Purchase payments received from contract owners (note 2a)	(28)	(178)	994	740	(27)	162	-	(49)
Transfers between subaccounts (including fixed account), net (note 3)	(226)	(613)	-	-	642	2,847	-	-
Redemptions (note 2)	(60,864)	(16,040)	(24,061)	(55,050)	(8,051)	(28,432)	(8,652)	(1,127)
Net policy repayments (loans) (note 2b)	-	-	-	-	(92)	(82)	-	-
Administrative charges (note 2c)	(116)	(8)	(307)	(27)	(86)	(8)	(46)	-
Adjustments to maintain reserves	(712)	1	(793)	92	139	(463)	(45)	(102)

Net equity transactions	(61,946)	(16,838)	(24,167)	(54,245)	(7,475)	(25,976)	(8,743)	(1,278)

Net change in contract owners’ equity	(64,543)	(6,357)	(3,449)	(2,472)	(17,341)	(52,976)	(13,944)	377
Contract owners’ equity beginning of period	198,339	204,696	551,173	553,645	160,985	213,961	66,776	66,399

Contract owners’ equity end of period	$133,796	198,339	547,724	551,173	143,644	160,985	52,832	66,776

CHANGES IN UNITS:
Beginning units	223	242	353	391	211	244	53	54
Units purchased	-	-	1	1	1	4	-	-
Units redeemed	(70)	(19)	(16)	(39)	(10)	(37)	(7)	(1)

Ending units	153	223	338	353	202	211	46	53

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVUS2		FEIP		FHIP		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,481	2,642	13,242	10,799	10,040	9,004	923	(63)
Realized gain (loss) on investments	18	(221)	(3,060)	(20,568)	4,281	7,615	1,148	12,615
Change in unrealized gain (loss) on investments	(2,437)	2,322	(118,464)	50,330	(23,803)	(16,662)	(44,293)	(15,177)
Reinvested capital gains	-	-	68,877	11,075	-	-	36,149	28,037

Net increase (decrease) in contract owners’ equity resulting from operations	(938)	4,743	(39,405)	51,636	(9,482)	(43)	(6,073)	25,412

Equity transactions:
Purchase payments received from contract owners (note 2a)	(16)	(78)	5,397	4,855	301	138	523	916
Transfers between subaccounts (including fixed account), net (note 3)	(547)	(197)	1,815	(897)	87	99	58	253
Redemptions (note 2)	(6,693)	(42,862)	(35,832)	(161,472)	(13,130)	(20,736)	(26,802)	(91,706)
Net policy repayments (loans) (note 2b)	-	-	(96)	(92)	-	-	-	-
Administrative charges (note 2c)	(45)	(17)	(453)	(11)	(143)	(22)	(247)	(121)
Adjustments to maintain reserves	375	227	1,033	858	(24)	168	(315)	(419)

Net equity transactions	(6,926)	(42,927)	(28,136)	(156,759)	(12,909)	(20,353)	(26,783)	(91,077)

Net change in contract owners’ equity	(7,864)	(38,184)	(67,541)	(105,123)	(22,391)	(20,396)	(32,856)	(65,665)
Contract owners’ equity beginning of period	119,744	157,928	772,911	878,034	205,292	225,688	545,009	610,674

Contract owners’ equity end of period	$111,880	119,744	705,370	772,911	182,901	205,292	512,153	545,009

CHANGES IN UNITS:
Beginning units	122	166	358	436	176	193	372	435
Units purchased	3	1	4	3	-	1	-	1
Units redeemed	(10)	(45)	(17)	(81)	(11)	(18)	(18)	(64)

Ending units	115	122	345	358	165	176	354	372

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGP		FG2		FO2		PMVTRA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,291)	(14,179)	(457)	(667)	(44)	(133)	370	139
Realized gain (loss) on investments	28,862	112,316	365	14,476	48	259	4	3,644
Change in unrealized gain (loss) on investments	9,593	12,096	823	(8,908)	316	(2,330)	(580)	(2,223)
Reinvested capital gains	32,683	-	1,019	-	19	7	109	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,847	110,233	1,750	4,901	339	(2,197)	(97)	1,560

Equity transactions:
Purchase payments received from contract owners (note 2a)	614	282	(21)	(122)	(12)	(56)	(7)	(83)
Transfers between subaccounts (including fixed account), net (note 3)	(3,496)	1,542	-	-	-	-	-	-
Redemptions (note 2)	(35,931)	(213,950)	-	(27,533)	-	(9,196)	-	(45,967)
Net policy repayments (loans) (note 2b)	(49)	(46)	-	-	-	-	-	-
Administrative charges (note 2c)	(790)	(83)	(64)	-	(28)	-	-	-
Adjustments to maintain reserves	271	158	84	196	31	(242)	5	163

Net equity transactions	(39,381)	(212,097)	(1)	(27,459)	(9)	(9,494)	(2)	(45,887)

Net change in contract owners’ equity	19,466	(101,864)	1,749	(22,558)	330	(11,691)	(99)	(44,327)
Contract owners’ equity beginning of period	1,059,057	1,160,921	32,282	54,840	17,748	29,439	10,191	54,518

Contract owners’ equity end of period	$1,078,523	1,059,057	34,031	32,282	18,078	17,748	10,092	10,191

CHANGES IN UNITS:
Beginning units	522	628	57	106	34	51	10	55
Units purchased	1	1	-	-	-	-	-	-
Units redeemed	(20)	(107)	-	(49)	-	(17)	-	(45)

Ending units	503	522	57	57	34	34	10	10

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWBF		VWEM		VWHA		SVDF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,788	1,568	(1,267)	(1,560)	(1,286)	(1,978)	(2,908)	(2,776)
Realized gain (loss) on investments	(382)	(985)	16,368	14,266	(850)	(4,309)	1,775	4,064
Change in unrealized gain (loss) on investments	(6,838)	(3,520)	(46,756)	(36,279)	(33,784)	(22,829)	(34,958)	(29,284)
Reinvested capital gains	-	3,413	8,475	21,583	-	-	30,513	25,355

Net increase (decrease) in contract owners’ equity resulting from operations	(5,432)	476	(23,180)	(1,990)	(35,920)	(29,116)	(5,578)	(2,641)

Equity transactions:
Purchase payments received from contract owners (note 2a)	(9)	258	(41)	(207)	(3)	(66)	(29)	(125)
Transfers between subaccounts (including fixed account), net (note 3)	479	43	(7,314)	766	362	205	(33)	812
Redemptions (note 2)	(678)	(3,384)	(17,620)	(20,396)	(107)	(23,245)	(291)	(6,047)
Net policy repayments (loans) (note 2b)	-	-	(24)	(23)	(25)	(18)	-	-
Administrative charges (note 2c)	(21)	(3)	(141)	(3)	(33)	(16)	(90)	(11)
Adjustments to maintain reserves	264	(759)	(162)	(82)	(101)	371	(316)	(81)

Net equity transactions	35	(3,845)	(25,302)	(19,945)	93	(22,769)	(759)	(5,452)

Net change in contract owners’ equity	(5,397)	(3,369)	(48,482)	(21,935)	(35,827)	(51,885)	(6,337)	(8,093)
Contract owners’ equity beginning of period	37,753	41,122	163,412	185,347	104,228	156,113	201,133	209,226

Contract owners’ equity end of period	$32,356	37,753	114,930	163,412	68,401	104,228	194,796	201,133

CHANGES IN UNITS:
Beginning units	41	45	123	137	77	92	306	315
Units purchased	1	1	2	1	-	-	1	2
Units redeemed	(1)	(5)	(23)	(15)	-	(15)	(2)	(11)

Ending units	41	41	102	123	77	77	305	306

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVOF		PMVHYA
	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,332)	(1,432)	-	471
Realized gain (loss) on investments	2,791	2,839	-	2,878
Change in unrealized gain (loss) on investments	(17,057)	7,720	-	(2,617)
Reinvested capital gains	10,795	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,803)	9,127	-	732

Equity transactions:
Purchase payments received from contract owners (note 2a)	(14)	(87)	-	(33)
Transfers between subaccounts (including fixed account), net (note 3)	338	(813)	-	-
Redemptions (note 2)	(4,754)	(4,160)	-	(19,771)
Net policy repayments (loans) (note 2b)	-	-	-	-
Administrative charges (note 2c)	(73)	-	-	-
Adjustments to maintain reserves	(481)	127	-	(2)

Net equity transactions	(4,984)	(4,933)	-	(19,806)

Net change in contract owners’ equity	(9,787)	4,194	-	(19,074)
Contract owners’ equity beginning of period	109,473	105,279	-	19,074

Contract owners’ equity end of period	$99,686	109,473	-	-

CHANGES IN UNITS:
Beginning units	106	111	-	19
Units purchased	1	-	-	-
Units redeemed	(6)	(5)	-	(19)

Ending units	101	106	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident (NLICA) VA Separate Account 1 (the Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)*

Investors Trust Series - Service Class (MVITSC)*

New Discovery Series - Service Class (MNDSC)*

Research Series - Service Class (MVRSC)*

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Overseas Portfolio - Service Class 2 (FO2)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

High Yield Portfolio - Administrative Class (PMVHYA)*

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 4).

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 - 5% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 contract years (surrender charges ranges from 0 - 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with contract maintenance charges in the Statement of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(b) Contract Loans

Contract provisions allow contract owners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(c) Administrative Charges

An annual administrative fee of $0 - $30 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. An optional annual deduction for an additional death benefit rider may be made (0.25% of the contract account value). During any given contract year, the first twelve transfers by contract owners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contract owners will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Mortality and Expense Risk Charges

In addition, to compensate for costs associated with administration of the contracts, for some contracts the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations. The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $0 and $11,091, respectively, and total transfers from the Account to the fixed account were $997 and $1,795, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$9,396,625	$-	$-	$9,396,625

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	$30,950	$9,346
NVIT Nationwide Fund - Class IV (TRF4)	5,124	18,882
NVIT Government Bond Fund - Class IV (GBF4)	4,672	6,911
American Century NVIT Growth Fund - Class IV (CAF4)	17,065	6,164
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,396	15,306
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	13,228	21,494
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	46,679	21,357
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	10,607	17,857
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	25,930	28,546
NVIT S&P 500 Index Fund - Class IV (GVEX4)	42,846	64,664
NVIT Large Cap Growth Fund - Class I (NVOLG1)	226,177	145,940
NVIT Large Cap Growth Fund - Class II (NVOLG2)	908	84
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	3,767	9,409
NVIT Money Market Fund - Class IV (SAM4)	10,455	32,988
Growth and Income Portfolio - Initial Shares (DGI)	23,682	22,173
Variable Series I - DWS Bond VIP - Class A (SVSB1)	5,806	63,623
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	6,795	32,081
Variable Series I - DWS International VIP - Class A (SVSI1)	7,362	10,616
Managed Volatility Fund II (FVU2)	2,740	9,509
Fund for US Government Securities II (FVUS2)	5,237	11,056
Equity-Income Portfolio - Initial Class (FEIP)	98,383	45,489
High Income Portfolio - Initial Class (FHIP)	13,269	16,114
VIP Asset Manager Portfolio - Initial Class (FAMP)	44,936	34,375
VIP Growth Portfolio - Initial Class (FGP)	37,162	56,513
VIP Growth Portfolio - Service Class 2 (FG2)	1,030	552
VIP Overseas Portfolio - Service Class 2 (FO2)	235	300
Total Return Portfolio - Administrative Class (PMVTRA)	623	150
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	2,752	1,194
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	11,348	29,279
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	362	1,453
Advantage VT Discovery Fund (SVDF)	31,319	4,158
Advantage VT Opportunity Fund - Class 2 (SVOF)	11,398	6,439

Total	$746,243	$744,024

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015			1.40%	128			$1,612.21	$206,363	1.03%			-4.54%
2014			1.40%	132			1,688.89	222,934	1.04%			11.88%
2013			1.40%	147			1,509.62	221,914	1.22%			32.48%
2012			1.40%	180			1,139.53	205,116	0.99%			10.41%
2011			1.40%	318			1,032.05	328,192	0.92%			-0.50%
NVIT Nationwide Fund - Class IV (TRF4)
2015			1.40%	241			1,670.60	402,614	1.22%			-0.53%
2014	1.20%	to	1.40%	285	192.13	to	1,679.58	417,695	1.12%	10.89%	to	10.67%
2013	1.20%	to	1.40%	342	173.25	to	1,517.62	463,907	1.33%	29.44%	to	29.18%
2012	1.20%	to	1.40%	428	133.84	to	1,174.78	394,547	1.25%	12.85%	to	12.63%
2011	1.20%	to	1.40%	531	118.60	to	1,043.05	454,944	1.10%	-0.56%	to	-0.76%
NVIT Government Bond Fund - Class IV (GBF4)
2015			1.40%	266			976.02	259,623	1.76%			-1.50%
2014			1.40%	269			990.88	266,546	2.00%			3.12%
2013			1.40%	271			960.86	260,394	2.06%			-5.47%
2012			1.40%	192			1,016.44	195,156	2.12%			1.63%
2011			1.40%	213			1,000.17	213,037	2.83%			5.86%
American Century NVIT Growth Fund - Class IV (CAF4)
2015			1.40%	157			845.74	132,781	0.36%			3.17%
2014			1.40%	162			819.78	132,805	0.34%			9.78%
2013			1.40%	179			746.76	133,671	0.69%			27.94%
2012			1.40%	191			583.69	111,485	0.56%			12.43%
2011			1.40%	204			519.14	105,905	0.58%			-2.07%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015			1.40%	60			823.21	49,392	1.36%			-1.72%
2014	1.20%	to	1.40%	214	84.72	to	837.62	64,894	1.53%	3.93%	to	3.72%
2013	1.20%	to	1.40%	246	81.52	to	807.59	87,577	1.58%	15.24%	to	15.01%
2012	1.20%	to	1.40%	519	70.74	to	702.21	118,103	1.58%	9.49%	to	9.27%
2011	1.20%	to	1.40%	572	64.61	to	642.65	136,958	2.13%	-1.23%	to	-1.43%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2015			1.40%	95			1,055.63	100,285	1.16%			-6.41%
2014	1.20%	to	1.40%	134	141.76	to	1,127.91	115,781	4.24%	-10.54%	to	-10.72%
2013	1.20%	to	1.40%	152	158.46	to	1,263.38	151,151	2.03%	20.01%	to	19.77%
2012	1.20%	to	1.40%	253	132.05	to	1,054.87	178,291	0.33%	15.76%	to	15.52%
2011	1.20%	to	1.40%	309	114.07	to	913.13	203,849	1.76%	-17.16%	to	-17.32%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015			1.40%	254			1,138.32	289,134	0.00%			-1.57%
2014	1.20%	to	1.40%	355	116.97	to	1,156.51	308,687	0.00%	2.79%	to	2.59%
2013	1.20%	to	1.40%	444	113.79	to	1,127.33	401,209	0.00%	37.29%	to	37.01%
2012	1.20%	to	1.40%	500	82.89	to	822.78	335,183	0.00%	13.53%	to	13.30%
2011	1.20%	to	1.40%	612	73.01	to	726.18	372,574	0.00%	-5.37%	to	-5.56%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2015			1.40%	70			1,188.90	83,223	0.67%			-7.40%
2014			1.40%	82			1,283.96	105,284	0.49%			5.54%
2013			1.40%	131			1,216.62	159,377	0.67%			38.45%
2012			1.40%	215			878.72	188,926	0.80%			18.90%
2011			1.40%	261			739.06	192,896	0.43%			-6.48%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2015			1.40%	189			1,094.64	206,888	0.37%			-3.00%
2014			1.40%	210			1,128.50	236,986	0.16%			-0.59%
2013			1.40%	236			1,135.15	267,894	0.15%			38.99%
2012			1.40%	312			816.70	254,810	0.16%			13.90%
2011			1.40%	349			717.03	250,243	0.52%			-6.87%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2015			1.40%	528			2,361.96	1,247,113	1.83%			-0.23%
2014			1.40%	548			2,367.47	1,297,376	1.61%			11.72%
2013			1.40%	675			2,119.21	1,430,464	1.84%			30.24%
2012			1.40%	788			1,627.16	1,282,199	1.80%			14.12%
2011			1.40%	951			1,425.84	1,355,970	1.68%			0.34%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015			1.40%	1,157			1,173.75	1,358,025	0.62%			3.63%
2014			1.40%	1,266			1,132.61	1,433,886	0.71%			7.29%
2013			1.40%	1,423			1,055.68	1,502,235	0.77%			34.80%
2012			1.40%	1,657			783.13	1,297,640	0.64%			17.03%
2011			1.40%	2,376			669.16	1,589,918	0.68%			-3.59%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	1.40%	5	$1,153.95	$5,770	0.39%	3.37%
2014	1.40%	5	1,116.38	5,582	0.06%	7.05%
2013	1.40%	66	1,042.83	68,827	0.54%	34.39%
2012	1.40%	67	775.96	51,989	0.47%	16.77%
2011	1.40%	67	664.51	44,522	0.44%	-3.85%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2015	1.40%	165	933.15	153,970	1.57%	-7.60%
2014	1.40%	171	1,009.88	172,690	1.65%	7.69%
2013	1.40%	200	937.77	187,553	0.00%	33.76%
2012	1.40%	227	701.11	159,151	1.26%	16.82%
2011	1.40%	250	600.19	150,046	1.32%	-3.67%
NVIT Money Market Fund - Class IV (SAM4)
2015	1.40%	1,001	646.79	647,441	0.00%	-1.40%
2014	1.40%	1,021	655.98	669,753	0.00%	-1.40%
2013	1.40%	1,306	665.29	868,871	0.00%	-1.40%
2012	1.40%	1,410	674.74	951,380	0.00%	-1.40%
2011	1.40%	1,659	684.34	1,135,328	0.00%	-1.40%
Growth and Income Portfolio - Initial Shares (DGI)
2015	1.40%	125	1,696.19	212,024	0.86%	0.17%
2014	1.40%	136	1,693.28	230,286	0.77%	8.54%
2013	1.40%	192	1,559.98	299,517	0.92%	34.88%
2012	1.40%	183	1,156.55	211,649	1.30%	16.43%
2011	1.40%	388	993.36	385,424	1.25%	-4.14%
Variable Series I- DWS Bond VIP - Class A (SVSB1)
2015	1.40%	153	874.48	133,796	3.41%	-1.68%
2014	1.40%	223	889.41	198,339	3.52%	5.15%
2013	1.40%	242	845.85	204,696	3.68%	-4.38%
2012	1.40%	223	884.58	197,260	4.27%	6.27%
2011	1.40%	341	832.38	283,842	4.38%	4.22%
Variable Series I- DWS Core Equity VIP - Class A (SVSGI1)
2015	1.40%	338	1,620.49	547,724	0.84%	3.78%
2014	1.40%	353	1,561.40	551,173	1.09%	10.27%
2013	1.40%	391	1,415.97	553,645	1.42%	35.42%
2012	1.40%	419	1,045.63	438,118	1.23%	14.20%
2011	1.40%	618	915.61	565,845	1.29%	-1.53%
Variable Series I- DWS International VIP - Class A (SVSI1)
2015	1.40%	202	711.11	143,644	4.16%	-6.80%
2014	1.40%	211	762.96	160,985	1.77%	-12.99%
2013	1.40%	244	876.89	213,961	5.11%	18.56%
2012	1.40%	282	739.64	208,577	2.15%	18.97%
2011	1.40%	300	621.73	186,518	1.82%	-17.83%
Managed Volatility Fund II (FVU2)
2015	1.40%	46	1,148.52	52,832	4.27%	-8.84%
2014	1.40%	53	1,259.93	66,776	3.22%	2.47%
2013	1.40%	54	1,229.61	66,399	2.97%	20.05%
2012	1.40%	59	1,024.24	60,430	2.92%	11.97%
2011	1.40%	60	914.76	54,886	3.91%	3.32%
Fund for US Government Securities II (FVUS2)
2015	1.40%	115	972.87	111,880	2.69%	-0.88%
2014	1.40%	122	981.50	119,744	3.22%	3.17%
2013	1.40%	166	951.37	157,928	3.34%	-3.41%
2012	1.40%	176	984.99	173,358	3.80%	1.54%
2011	1.40%	179	970.04	173,638	4.22%	4.31%
Equity-Income Portfolio - Initial Class (FEIP)
2015	1.40%	345	2,044.55	705,370	3.20%	-5.30%
2014	1.40%	358	2,158.97	772,911	2.76%	7.21%
2013	1.40%	436	2,013.84	878,034	2.52%	26.37%
2012	1.40%	467	1,593.64	744,232	2.91%	15.67%
2011	1.40%	552	1,377.71	760,497	2.31%	-0.43%
High Income Portfolio - Initial Class (FHIP)
2015	1.40%	165	1,108.49	182,901	6.44%	-4.97%
2014	1.40%	176	1,166.43	205,292	5.44%	-0.25%
2013	1.40%	193	1,169.37	225,688	5.58%	4.47%
2012	1.40%	204	1,119.29	228,334	5.43%	12.64%
2011	1.40%	253	993.71	251,410	7.00%	2.59%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	1.40%	354	$1,446.76	$512,153	1.58%	-1.25%
2014	1.40%	372	1,465.08	545,009	1.39%	4.36%
2013	1.40%	435	1,403.85	610,674	1.58%	14.10%
2012	1.40%	469	1,230.39	577,051	1.50%	10.91%
2011	1.40%	574	1,109.31	636,744	2.25%	-3.91%
VIP Growth Portfolio - Initial Class (FGP)
2015	1.40%	503	2,144.18	1,078,523	0.26%	5.68%
2014	1.40%	522	2,028.85	1,059,057	0.17%	9.75%
2013	1.40%	628	1,848.60	1,160,921	0.29%	34.44%
2012	1.40%	697	1,375.02	958,389	0.56%	13.09%
2011	1.40%	834	1,215.85	1,014,020	0.34%	-1.19%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	1.40%	57	597.04	34,031	0.03%	5.42%
2014	1.40%	57	566.35	32,282	0.00%	9.47%
2013	1.40%	106	517.36	54,840	0.05%	34.11%
2012	1.40%	141	385.77	54,394	0.36%	12.81%
2011	1.40%	142	341.97	48,560	0.13%	-1.42%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	1.40%	34	531.70	18,078	1.15%	1.86%
2014	1.40%	34	521.99	17,748	0.85%	-9.57%
2013	1.40%	51	577.24	29,439	1.12%	28.36%
2012	1.40%	68	449.71	30,580	1.77%	18.70%
2011	1.40%	68	378.86	25,763	1.15%	-18.49%
High Yield Portfolio - Administrative Class (PMVHYA)
2013	1.40%	19	1,003.90	19,074	5.45%	4.26%
2012	1.40%	19	962.92	18,296	5.78%	12.71%
2011	1.40%	19	854.30	16,232	6.97%	1.89%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	1.40%	10	1,009.21	10,092	5.00%	-0.97%
2014	1.40%	10	1,019.10	10,191	1.78%	2.81%
2013	1.40%	55	991.24	54,518	2.20%	-3.33%
2012	1.40%	55	1,025.36	56,395	2.57%	8.06%
2011	1.40%	55	948.87	52,188	2.63%	2.16%
VIP Trust- Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	1.40%	41	789.16	32,356	6.41%	-14.30%
2014	1.40%	41	920.80	37,753	5.24%	0.76%
2013	1.40%	45	913.82	41,122	2.27%	-10.43%
2012	1.40%	47	1,020.25	47,952	4.15%	4.08%
2011	1.40%	122	980.27	119,592	7.64%	6.64%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	1.40%	102	1,126.76	114,930	0.57%	-15.19%
2014	1.40%	123	1,328.55	163,412	0.53%	-1.80%
2013	1.40%	137	1,352.90	185,347	1.78%	10.46%
2012	1.40%	217	1,224.75	265,772	0.00%	28.00%
2011	1.40%	234	956.84	223,901	0.96%	-26.77%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	1.40%	77	888.33	68,401	0.03%	-34.37%
2014	1.40%	77	1,353.61	104,228	0.09%	-20.23%
2013	1.40%	92	1,696.88	156,113	0.67%	9.00%
2012	1.40%	94	1,556.81	146,341	0.62%	1.95%
2011	1.40%	100	1,527.11	152,711	1.14%	-17.61%
Advantage VT Discovery Fund (SVDF)
2015	1.40%	305	638.68	194,796	0.00%	-2.83%
2014	1.40%	306	657.30	201,133	0.00%	-1.04%
2013	1.40%	315	664.21	209,226	0.01%	41.80%
2012	1.40%	327	468.40	153,168	0.00%	16.09%
2011	1.40%	336	403.47	135,564	0.00%	-0.97%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	1.40%	101	986.99	99,686	0.13%	-4.43%
2014	1.40%	106	1,032.77	109,473	0.06%	8.89%
2013	1.40%	111	948.46	105,279	0.20%	28.86%
2012	1.40%	117	736.03	86,115	0.10%	13.91%
2011	1.40%	118	646.14	76,244	0.14%	-6.83%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	Contract owners equity:			$9,395,839
2014	Contract owners equity:			$10,036,691
2013	Contract owners equity:			$11,431,465
2012	Contract owners equity:			$10,380,387
2011	Contract owners equity:			$11,697,961

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.